                      SUPPLEMENT DATED APRIL 10, 2008 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities.

In accordance with the Board's decision to terminate operations, beginning on May 1, 2008, the Portfolio will no longer accept any purchase orders in anticipation of a final liquidation of the Portfolio on June 20, 2008. Assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders (excluding the ETF 60 Portfolio) is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

Subaccounts:

                                                                                     Adviser (and Sub-Adviser(s),
                  Subaccount Investing In               Investment Objective                as applicable)
                  -----------------------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Basic Value Fund --  Seeks to provide long-term growth of   A I M Advisors, Inc.
INSURANCE FUNDS   Series II shares              capital.
                  -----------------------------------------------------------------------------------------------
                  AIM V.I. Capital Appreciation Seeks to provide growth of capital.    A I M Advisors, Inc.
                  Fund -- Series I shares
                  -----------------------------------------------------------------------------------------------
                  AIM V.I. Core Equity Fund --  Seeks to provide growth of capital.    A I M Advisors, Inc.
                  Series I shares
                  -----------------------------------------------------------------------------------------------
                  AIM V.I. International Growth Seeks to provide long-term growth of   A I M Advisors, Inc.
                  Fund -- Series II shares      capital.
                  -----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Balanced    Seeks to maximize total return         AllianceBernstein, L.P.
VARIABLE PRODUCTS Wealth Strategy Portfolio --  consistent with the adviser's
SERIES FUND, INC. Class B                       determination of reasonable risk
                  -----------------------------------------------------------------------------------------------

17977NY SUPPC 04/10/08

                                                                                           Adviser (and Sub-Adviser(s),
                        Subaccount Investing In               Investment Objective                as applicable)
                        -----------------------------------------------------------------------------------------------
                        AllianceBernstein Global      Long-term growth of capital.         AllianceBernstein, L.P.
                        Technology Portfolio --
                        Class B
                        -----------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and  Long-term growth of capital.         AllianceBernstein, L.P.
                        Income Portfolio -- Class B
                        -----------------------------------------------------------------------------------------------
                        AllianceBernstein             Long-term growth of capital.         AllianceBernstein, L.P.
                        International Value Portfolio
                        -- Class B
                        -----------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap   Long-term growth of capital.         AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        -----------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap   Long-term growth of capital.         AllianceBernstein, L.P.
                        Growth Fund -- Class B
                        -----------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund  Pursues long-term total return using American Century Investment
VARIABLE PORTFOLIOS II, -- Class II                   a strategy that seeks to protect     Management, Inc.
INC.                                                  against U.S. inflation.
                        -----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.    Seeks capital appreciation, and      BlackRock Advisors, LLC
SERIES FUNDS, INC.      Fund -- Class III Shares      secondarily, income.                 (subadvised by BlackRock
                                                                                           Investment Management, LLC)
                        -----------------------------------------------------------------------------------------------
                        BlackRock Global Allocation   Seeks high total investment return.  BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares                                      (subadvised by BlackRock
                                                                                           Asset Management U.K.
                                                                                           Limited and BlackRock
                                                                                           Investment Management, LLC)
                        -----------------------------------------------------------------------------------------------
                        BlackRock Large Cap Growth    Seeks long-term capital growth.      BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares                                      (subadvised by BlackRock
                                                                                           Investment Management, LLC)
                        -----------------------------------------------------------------------------------------------
                        BlackRock Value               Seeks long-term capital growth.      BlackRock Advisors, LLC
                        Opportunities V.I. Fund --                                         (subadvised by BlackRock
                        Class III Shares                                                   Investment Management, LLC)
                        -----------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth       The fund seeks long-term growth of   Columbia Management
VARIABLE INSURANCE      Fund, Variable Series --      capital.                             Advisors, LLC (subadvised by
TRUST I                 Class A                                                            Marsico Capital Management,
                                                                                           LLC)
                        -----------------------------------------------------------------------------------------------
                        Columbia Marsico              The fund seeks long-term growth of   Columbia Management
                        International Opportunities   capital.                             Advisors, LLC (subadvised by
                        Fund, Variable Series --                                           Marsico Capital Management,
                        Class B                                                            LLC)
                        -----------------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund  To provide a high level of current   Eaton Vance Management
TRUST                                                 income.
                        -----------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences  Seeks long-term capital growth by    OrbiMed Advisors, LLC
                        Fund                          investing in a worldwide and
                                                      diversified portfolio of health
                                                      sciences companies.
                        -----------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega Fund --    Seeks long term capital growth.      Evergreen Investment
ANNUITY TRUST           Class 2                                                            Management Company, LLC
                        -----------------------------------------------------------------------------------------------
FEDERATED INSURANCE     Federated High Income Bond    Seeks high current income by         Federated Investment
SERIES                  Fund II -- Service Class      investing in lower-rated corporate   Management Company
                                                      debt obligations, commonly referred
                                                      to as "junk bonds."
                        -----------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                 as applicable)
                     --------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II     Seeks capital appreciation.            Federated Equity Management
                     -- Service Shares                                                     Company of Pennsylvania
                                                                                           (subadvised by Federated
                                                                                           Global Investment
                                                                                           Management Corp.)
                     --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/          Seeks to obtain high total return with Fidelity Management &
INSURANCE PRODUCTS   Portfolios -- Service Class 2  reduced risk over the long term by     Research Company (FMR)
FUND                                                allocating its assets among stocks,    (subadvised by Fidelity
                                                    bonds, and short-term instruments.     Investments Money
                                                                                           Management, Inc. (FIMM),
                                                                                           FMR Co., Inc. (FMRC),
                                                                                           Fidelity Research & Analysis
                                                                                           Company (FRAC), Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc. (FMR U.K.),
                                                                                           Fidelity International
                                                                                           Investment Advisors (FIAA),
                                                                                           Fidelity International
                                                                                           Investment Advisors (U.K.)
                                                                                           Limited (FIAA(U.K.)L), and
                                                                                           Fidelity Investments Japan
                                                                                           Limited (FIJ))
                     --------------------------------------------------------------------------------------------------
                     VIP Balanced Portfolio --      Seeks income and capital growth        Fidelity Management &
                     Service Class 2                consistent with reasonable risk.       Research Company (FMR)
                                                                                           (subadvised by Fidelity
                                                                                           Investments Money
                                                                                           Management, Inc. (FIMM),
                                                                                           FMR Co., Inc. (FMRC),
                                                                                           Fidelity Research & Analysis
                                                                                           Company (FRAC), Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc. (FMR U.K.),
                                                                                           Fidelity International
                                                                                           Investment Advisors (FIAA),
                                                                                           Fidelity International
                                                                                           Investment Advisors (U.K.)
                                                                                           Limited (FIAA(U.K.)L), and
                                                                                           Fidelity Investments Japan
                                                                                           Limited (FIJ))
                     --------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio -- Seeks long-term capital appreciation.  FMR (subadvised by FMRC,
                     Service Class 2                                                       FRAC, FMR U.K., FIIA,
                                                                                           FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital            Seeks capital appreciation.            FMR (subadvised by FMRC,
                     Appreciation Portfolio --                                             FRAC, FMR U.K., FIIA,
                     Service Class 2                                                       FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio    Seeks reasonable income. The fund      FMR (subadvised by FMRC,
                     -- Service Class 2             will also consider the potential for   FRAC, FMR U.K., FIIA,
                                                    capital appreciation. The fund's goal  FIIA(U.K.)L, and FIJ)
                                                    is to achieve a yield which exceeds
                                                    the composite yield on the securities
                                                    comprising the Standard & Poor's
                                                    500/SM/ Index (S&P 500(R)).
                     --------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --        Seeks to achieve capital appreciation. FMR (subadvised by FMRC,
                     Service Class 2                                                       FRAC, FMR U.K., FIIA,
                                                                                           FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                 Investment Objective                   as applicable)
                   -----------------------------------------------------------------------------------------------------
                   VIP Growth & Income            Seeks high total return through a       FMR (subadvised by FMRC,
                   Portfolio -- Service Class 2   combination of current income and       FRAC, FMR U.K., FIIA,
                                                  capital appreciation.                   FIIA(U.K.)L, and FIJ)
                   -----------------------------------------------------------------------------------------------------
                   VIP Investment Grade Bond      Seeks as high a level of current        FMR (subadvised by FRAC,
                   Portfolio -- Service Class 2   income as is consistent with the        FIIA and FIIA(U.K.)L)
                                                  preservation of capital.
                   -----------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --       Seeks long-term growth of capital.      FMR (subadvised by FMRC,
                   Service Class 2                                                        FRAC, FMR U.K., FIIA,
                                                                                          FIIA(U.K.)L, and FIJ)
                   -----------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio Seeks capital appreciation.             FMR (subadvised by FMRC,
                   -- Service Class 2                                                     FRAC, FMR U.K., FIIA,
                                                                                          FIIA(U.K.)L, and FIJ)
                   -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities     Seeks to maximize income while          Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares         maintaining prospects for capital
PRODUCTS TRUST                                    appreciation. The fund normally
                                                  invests in both equity and debt
                                                  securities. The fund seeks income by
                                                  investing in corporate, foreign and
                                                  U.S. Treasury bonds as well as
                                                  stocks with dividend yields the
                                                  manager believes are attractive.
                   -----------------------------------------------------------------------------------------------------
                   Franklin Templeton VIP         The fund's principal investment goal    Franklin Templeton Services,
                   Founding Funds Allocation      is capital appreciation. Its secondary  LLC (the fund's administrator)
                   Fund -- Class 2 Shares         goal is income.
                   -----------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund  Seeks capital appreciation, with        Franklin Mutual Advisers, LLC
                   -- Class 2 Shares              income as a secondary goal. The
                                                  fund normally invests primarily in
                                                  equity securities of companies the
                                                  manager believes are undervalued.
                                                  The fund also invests, to a lesser
                                                  extent in risk arbitrage securities and
                                                  distressed companies.
                   -----------------------------------------------------------------------------------------------------
                   Templeton Growth Securities    Seeks long-term capital growth. The     Templeton Global Advisors
                   Fund -- Class 2 Shares         fund normally invests primarily in      Limited
                                                  equity securities of companies
                                                  located anywhere in the world,
                                                  including those in the U.S. and in
                                                  emerging markets.
                   -----------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                    Seeks maximum income consistent         GE Asset Management
FUNDS, INC.                                       with prudent investment                 Incorporated
                                                  management and the preservation of
                                                  capital.
                   -----------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund            Seeks long-term growth of capital       GE Asset Management
                                                  and future income.                      Incorporated
                   -----------------------------------------------------------------------------------------------------
                   Money Market Fund/1/           Seeks a high level of current income    GE Asset Management
                                                  consistent with the preservation of     Incorporated
                                                  capital and the maintenance of
                                                  liquidity.
                   -----------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund     Seeks long-term growth of capital       GE Asset Management
                                                  and future income rather than current   Incorporated
                                                  income.
                   -----------------------------------------------------------------------------------------------------

                 /1/ During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                             Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                 Investment Objective                 as applicable)
                       --------------------------------------------------------------------------------------------------
                       Real Estate Securities Fund    Seeks maximum total return through     GE Asset Management
                                                      current income and capital             Incorporated (subadvised by
                                                      appreciation.                          Urdang Securities
                                                                                             Management, Inc.)
                       --------------------------------------------------------------------------------------------------
                       S&P 500(R) Index Fund/1/       Seeks growth of capital and            GE Asset Management
                                                      accumulation of income that            Incorporated (subadvised by
                                                      corresponds to the investment return   SSgA Funds Management,
                                                      of S&P's 500 Composite Stock           Inc.)
                                                      Index.
                       --------------------------------------------------------------------------------------------------
                       Small-Cap Equity Fund          Seeks long-term growth of capital.     GE Asset Management
                                                                                             Incorporated (subadvised by
                                                                                             Palisade Capital Management,
                                                                                             L.L.C.)
                       --------------------------------------------------------------------------------------------------
                       Total Return Fund -- Class 1   Seeks the highest total return         GE Asset Management
                       Shares                         composed of current income and         Incorporated
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                       --------------------------------------------------------------------------------------------------
                       U.S. Equity Fund               Seeks long-term growth of capital.     GE Asset Management
                                                                                             Incorporated
                       --------------------------------------------------------------------------------------------------
                       Value Equity Fund              Seeks long-term growth of capital      GE Asset Management
                                                      and future income.                     Incorporated
                       --------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.  Goldman Sachs Asset
INSURANCE TRUST        Fund                                                                  Management, L.P.
                       --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Service  Seeks long-term capital growth,        Janus Capital
                       Shares                         consistent with preservation of        Management LLC
                                                      capital and balanced by current
                                                      income.
                       --------------------------------------------------------------------------------------------------
                       Forty Portfolio -- Service     A non-diversified portfolio/2/ that    Janus Capital
                       Shares                         seeks long-term growth of capital.     Management LLC

                       --------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable   Seeks capital appreciation.            Legg Mason Partners Fund
VARIABLE EQUITY        Aggressive Growth Portfolio --                                        Advisor, LLC (subadvised by
TRUST/3/               Class II                                                              ClearBridge Advisors, LLC)
                       --------------------------------------------------------------------------------------------------
                       Legg Mason Partners Variable   Seeks capital appreciation through     Legg Mason Partners Fund
                       Fundamental Value Portfolio    investments.                           Advisor, LLC (subadvised by
                       -- Class I                                                            ClearBridge Advisors, LLC)
                       --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Growth Stock  The fund's investment objective is to  Massachusetts Financial
INSURANCE TRUST        Series -- Service Class Shares seek capital appreciation. The fund's  Services Company objective may be changed without
                                                      shareholder approval.
                       --------------------------------------------------------------------------------------------------

                 /1/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.
                 /2/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.
                 /3/ Legg Mason executed a reorganization of its fund
                     operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios
                     II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity
                     Trust -- Legg Mason Partners Variable Fundamental Value Portfolio.

                                                                                           Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                 as applicable)
                     --------------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series  The fund's investment objective is to    Massachusetts Financial
                     -- Service Class Shares        seek capital appreciation. The fund's    Services Company
                                                    objective may be changed without
                                                    shareholder approval.
                     --------------------------------------------------------------------------------------------------
                     MFS(R) New Discovery Series -- The fund's investment objective is to    Massachusetts Financial
                     Service Class Shares           seek capital appreciation. The fund's    Services Company
                                                    objective may be changed without
                                                    shareholder approval.
                     --------------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --  The fund's investment objective is to    Massachusetts Financial
                     Service Class Shares           seek total return. The fund's            Services Company
                                                    objective may be changed without
                                                    shareholder approval.
                     --------------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series --     The fund's investment objective is to    Massachusetts Financial
                      Service Class Shares          seek total return. The fund's            Services Company
                                                    objective may be changed without
                                                    shareholder approval.
                     --------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/     Seeks a high total investment return,    OppenheimerFunds, Inc.
ACCOUNT FUNDS        VA -- Service Shares           which includes current income and
                                                    capital appreciation in the value of
                                                    its shares.
                     --------------------------------------------------------------------------------------------------
                     Oppenheimer Capital            Seeks capital appreciation by            OppenheimerFunds, Inc.
                     Appreciation Fund/VA --        investing in securities of well-known
                     Service Shares                 established companies.
                     --------------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities  Seeks long-term capital appreciation     OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares      by investing a substantial portion of
                                                    its assets in securities of foreign
                                                    issuers, "growth-type" companies,
                                                    cyclical industries and special
                                                    situations that are considered to have
                                                    appreciation possibilities.
                     --------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street        Seeks high total return (which           OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares      includes growth in the value of its
                                                    shares as well as current income)
                                                    from equity and debt securities.
                     --------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street        Seeks capital appreciation.              OppenheimerFunds, Inc.
                     Small Cap Fund/VA -- Service
                     Shares
                     --------------------------------------------------------------------------------------------------
                     Oppenheimer MidCap             Seeks capital appreciation by            OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares      investing in "growth type"
                                                    companies.
                     --------------------------------------------------------------------------------------------------
PIMCO VARIABLE       All Asset Portfolio -- Advisor Seeks maximum real return                Pacific Investment
INSURANCE TRUST      Class Shares                   consistent with preservation of real     Management Company LLC
                                                    capital and prudent investment
                                                    management.
                     --------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                      Subaccount Investing In                  Investment Objective                  as applicable)
                      ----------------------------------------------------------------------------------------------------
                      High Yield Portfolio --        Seeks maximum total return,               Pacific Investment
                      Administrative Class Shares    consistent with preservation of           Management Company LLC
                                                     capital and prudent investment
                                                     management. Invests at least 80% of
                                                     its assets in a diversified portfolio of
                                                     high yield securities ("junk bonds")
                                                     rated below investment grade but
                                                     rated at least Caa by Moody's or
                                                     CCC by S&P, or, if unrated,
                                                     determined by PIMCO to be of
                                                     comparable quality, subject to a
                                                     maximum of 5% of its total assets in
                                                     securities rated Caa by Moody's or
                                                     CCC by S&P, or, if unrated,
                                                     determined by PIMCO to be of
                                                     comparable quality.
                      ----------------------------------------------------------------------------------------------------
                      Long-Term U.S. Government      Seeks maximum total return,               Pacific Investment
                      Portfolio -- Administrative    consistent with preservation of           Management Company LLC
                      Class Shares                   capital and prudent investment
                                                     management.
                      ----------------------------------------------------------------------------------------------------
                      Low Duration Portfolio --      Seeks maximum total return,               Pacific Investment
                      Administrative Class Shares    consistent with preservation of           Management Company LLC
                                                     capital and prudent investment
                                                     management.
                      ----------------------------------------------------------------------------------------------------
                      Total Return Portfolio --      Seeks maximum total return,               Pacific Investment
                      Administrative Class Shares    consistent with preservation of           Management Company LLC
                                                     capital and prudent investment
                                                     management.
                      ----------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II Seeks long-term growth of capital.        Prudential Investments LLC
FUND                                                                                           (subadvised by Jennison
                                                                                               Associates LLC)
                      ----------------------------------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio Seeks long-term growth of capital.        Prudential Investments LLC
                      -- Class II                                                              (subadvised by Jennison
                                                                                               Associates LLC)
                      ----------------------------------------------------------------------------------------------------
                      Natural Resources Portfolio -- Seeks long-term growth of capital.        Prudential Investments LLC
                      Class II                                                                 (subadvised by Jennison
                                                                                               Associates LLC)
                      ----------------------------------------------------------------------------------------------------
RYDEX VARIABLE        OTC Fund/1/                    Seeks to provide investment results       Rydex Investments
TRUST                                                that correspond to a benchmark for
                                                     over-the-counter securities. The
                                                     fund's current benchmark is the
                                                     NASDAQ 100 Index(TM).
                      ----------------------------------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio -- Seeks both capital appreciation and       Morgan Stanley Investment
INSTITUTIONAL         Class II Shares                current income.                           Management Inc.
FUNDS, INC.
                      ----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio -- Class II Seeks capital growth and income           Van Kampen Asset
INVESTMENT TRUST      Shares                         through investments in equity             Management
                                                     securities, including common stocks,
                                                     preferred stocks and securities
                                                     convertible into common and
                                                     preferred stocks.

                      ----------------------------------------------------------------------------------------------------

                 /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available for contracts issued on or after May 1, 2003:

                                                                                       Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                Investment Objective                as applicable)
                   ------------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially           Seeks capital growth, with current     The Dreyfus Corporation
                   Responsible Growth Fund, Inc.  income as a secondary objective.
                   -- Initial Shares
                   ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences           Seeks long-term growth of capital.     Janus Capital Management
                   Portfolio -- Service Shares                                           LLC
                   ------------------------------------------------------------------------------------------------
                   Global Technology Portfolio -- Seeks long-term growth of capital.     Janus Capital Management
                   Service Shares                                                        LLC
                   ------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --  Seeks long-term growth of capital in   Janus Capital Management
                   Service Shares                 a manner consistent with               LLC
                                                  preservation of capital.
                   ------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --    Seeks long-term growth of capital.     Janus Capital Management
                   Service Shares                                                        LLC
                   ------------------------------------------------------------------------------------------------
                   Worldwide Growth               Seeks long-term growth of capital in   Janus Capital Management
                   Portfolio -- Service Shares    a manner consistent with               LLC
                                                  preservation of capital.
                   ------------------------------------------------------------------------------------------------
PIMCO VARIABLE     Foreign Bond Portfolio (U.S.   Seeks maximum total return             Pacific Investment
INSURANCE TRUST    Dollar Hedged) --              consistent with the preservation of    Management Company LLC
                   Administrative Class Shares    capital.
                   ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                       Adviser (and Sub-Adviser(s),
                    Subaccount Investing In               Investment Objective                as applicable)
                    -----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable  Seeks total return and a combination Legg Mason Partners Fund
VARIABLE EQUITY     Capital and Income            of income and long-term capital      Advisor, LLC (subadvised by
TRUST/1/            Portfolio -- Class II         appreciation.                        ClearBridge Advisors, LLC
                                                                                       and Western Asset
                                                                                       Management Company)
                    -----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth Portfolio -- Seeks capital appreciation.          Van Kampen Asset
INVESTMENT TRUST    Class II Shares                                                    Management
                    -----------------------------------------------------------------------------------------------

                  /1 /Legg Mason executed a reorganization of its fund
                     operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800 313.5282

                                or by writing:

                    Genworth Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.